Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May 24, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of Significant Accounting Policies (Textual)
Fair value of warrants		$ (1,088,443)	$ (205,785)	$ (531,099)
Advertising expenses		$ 16,725
Use Rights [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment residual value rate		5.00%
Intangible assets residual value rate		5.00%
Private placement warrants [Member]
Summary of Significant Accounting Policies (Textual)
Fair value of warrants		$ 204,325	$ 312,962
Registered direct offering warrants [Member]
Summary of Significant Accounting Policies (Textual)
Fair value of warrants		1,091,080
Placement agent warrants [Member]
Summary of Significant Accounting Policies (Textual)
Fair value of warrants	$ 246,718	$ 137,243